AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Common Stocks
Casinos & Gaming — 2.6%
Boyd Gaming Corp.*	121,546	$7,166,352
Caesars Entertainment, Inc.*	92,643	8,101,630
		15,267,982
Diversified REITs — 2.8%
VEREIT, Inc.	420,835	16,252,648
Health Care REITs — 11.6%
Healthcare Trust of America, Inc. (Class A Stock)(a)	284,772	7,854,012
Healthpeak Properties, Inc.	973,511	30,899,239
Medical Properties Trust, Inc.	466,164	9,919,970
Ventas, Inc.	318,194	16,972,468
Welltower, Inc.	32,322	2,315,225
		67,960,914
Hotel & Resort REITs — 3.4%
Host Hotels & Resorts, Inc.*	875,344	14,749,546
Park Hotels & Resorts, Inc.*	232,232	5,011,567
		19,761,113
Industrial REITs — 10.3%
Americold Realty Trust	352,103	13,545,403
Duke Realty Corp.	678,068	28,431,391
Prologis, Inc.	171,525	18,181,650
		60,158,444
Office REITs — 1.3%
Highwoods Properties, Inc.	176,327	7,571,481
Real Estate Services — 2.2%
CBRE Group, Inc. (Class A Stock)*	36,472	2,885,300
Jones Lang LaSalle, Inc.*	57,049	10,214,053
		13,099,353
Residential REITs — 14.6%
Apartment Income REIT Corp.	226,992	9,706,178
Essex Property Trust, Inc.	74,410	20,227,614
Invitation Homes, Inc.	309,912	9,914,085
Mid-America Apartment Communities, Inc.	40,083	5,786,382
Sun Communities, Inc.(a)	97,050	14,561,382
UDR, Inc.	569,068	24,959,322
		85,154,963
Retail REITs — 9.4%
Federal Realty Investment Trust	16,061	1,629,388
Simon Property Group, Inc.	299,488	34,072,750
SITE Centers Corp.	354,947	4,813,081
Spirit Realty Capital, Inc.	340,241	14,460,243
		54,975,462
Specialized REITs — 41.1%
American Tower Corp.	160,294	38,319,884
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Crown Castle International Corp.	110,945	$19,096,963
CyrusOne, Inc.	244,359	16,547,992
Digital Realty Trust, Inc.	130,693	18,406,802
Equinix, Inc.	27,233	18,507,274
Extra Space Storage, Inc.	161,231	21,371,169
Public Storage	169,605	41,851,730
QTS Realty Trust, Inc. (Class A Stock)(a)	94,434	5,858,685
SBA Communications Corp.	84,869	23,555,391
VICI Properties, Inc.(a)	472,315	13,338,176
Weyerhaeuser Co.	647,694	23,057,906
		239,911,972

Total Long-Term Investments (cost $492,712,009)		580,114,332
Short-Term Investments — 7.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	5,488,480	5,488,480
PGIM Institutional Money Market Fund (cost $37,023,763; includes $37,020,450 of cash collateral for securities on loan)(b)(wa)	37,042,284	37,023,763

Total Short-Term Investments (cost $42,512,243)		42,512,243

TOTAL INVESTMENTS—106.6% (cost $535,224,252)		622,626,575

Liabilities in excess of other assets — (6.6)%		(38,575,202)

Net Assets — 100.0%		$584,051,373

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,036,712; cash collateral of $37,020,450 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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